Retirement Savings Plan (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Retirement Savings Plan [Abstract]
Employer matching contribution (as a percent)	100.00%		100.00%
Maximum contributions per employee (as a percent)	4.00%		4.00%
Employer contribution	$ 98,062	$ 67,323	$ 37,730	$ 32,790